Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 3, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CORPORATE SHARES
Central Index Key	dei_EntityCentralIndexKey	0001274676
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 3, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 3, 2011
Prospectus Date	rr_ProspectusDate	May 3, 2011

AllianceBernstein Tax-Aware Real Return Income Shares
ALLIANCEBERNSTEIN TAX-AWARE REAL RETURN INCOME SHARES
INVESTMENT OBJECTIVE:
The investment objective of the Fund is to maximize real after-tax return for investors subject to federal income taxation.
FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	AllianceBernstein Tax-Aware Real Return Income Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

This table shows the fees and the Total Fund Operating Expenses of the Fund as 0.00% because the Adviser does not charge any fees or expenses and reimburses all Fund operating expenses, except certain extraordinary expenses, taxes, brokerage costs and the interest on borrowings or certain leveraged transactions. Participants in a wrap fee program eligible to invest in the Fund pay fees to the program sponsor and should review the wrap program brochure provided by the sponsor for a discussion of fees and expenses charged.

Annual Fund Operating Expenses -	AllianceBernstein Tax-Aware Real Return Income Shares
Management Fees	none
Other Expenses	none
Total Fund Operating Expenses	none

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AllianceBernstein Tax-Aware Real Return Income Shares
After 1 Year	none
After 3 Years	none

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

PRINCIPAL STRATEGIES:

The Fund seeks real after-tax return for separately managed account ("SMA") investors in wrap fee programs who are subject to federal income taxes. Real return is the rate of total return (including income and capital gains) after adjusting for inflation. The Fund is not designed as a stand-alone investment. Its performance and objectives should be evaluated only in the broader context of an SMA investor's account, of which an investment in the Fund is only a part.

The Fund pursues its objective by investing primarily in municipal securities that pay interest exempt from federal taxation and by using inflation protection derivatives instruments, such as inflation swap agreements, as described below. Municipal securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest in fixed-income securities with any maturity or duration and investment grade bonds subject to taxation if the Adviser determines that they offer higher after-tax returns than comparable municipal bonds. While the Fund currently expects to invest principally in investment grade securities, the Fund may invest without limit in fixed-income securities that are not investment grade ("junk bonds").

The Fund may make significant use of derivatives, including swaps, futures, options and forwards. To provide inflation protection, the Fund will enter into various kinds of inflation swap agreements. The Fund may use other inflation-protected instruments as well. Payments to the Fund pursuant to swap agreements will result in taxable income, either ordinary income or capital gains, rather than income exempt from federal taxation. Because the Fund is expected to be a significant vehicle for SMA investors to achieve inflation protection for some or all of their overall accounts, the Fund may at times seek a substantial amount of inflation protection and, consequently, may generate substantial taxable income. It is expected that the Fund's primary use of derivatives will be for the purposes of inflation protection.

The Fund may also invest in:

.  tender option bond transactions ("TOBs");

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  certain types of mortgage-related securities.

The Fund may make short sales of securities or maintain a short position, and may use other investment techniques. The Fund may use leverage for investment purposes to increase income through the use of the cash made available by TOBs and derivative instruments, such as interest rate swaps, to make other investments in accordance with its investment objective.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly referred to as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state's municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Fund's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or acility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in   value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  DERIVATIVES RISK: The Fund's investments in derivatives, such as swaps, futures, options and forwards, may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments. The use of inflation protection derivatives to help meet the Fund's investment objective may not be successful.

.  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments, such as lower-rated securities, are difficult to purchase or sell, possibly preventing the Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Fund is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CORPORATE SHARES
Prospectus Date	rr_ProspectusDate	May 3, 2011
AllianceBernstein Tax-Aware Real Return Income Shares | AllianceBernstein Tax-Aware Real Return Income Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Fund Operating Expenses	rr_ExpensesOverAssets	none
After 1 Year	rr_ExpenseExampleYear01	none
After 3 Years	rr_ExpenseExampleYear03	none
AllianceBernstein Tax-Aware Real Return Income Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN TAX-AWARE REAL RETURN INCOME SHARES
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to maximize real after-tax return for investors subject to federal income taxation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

This table shows the fees and the Total Fund Operating Expenses of the Fund as 0.00% because the Adviser does not charge any fees or expenses and reimburses all Fund operating expenses, except certain extraordinary expenses, taxes, brokerage costs and the interest on borrowings or certain leveraged transactions. Participants in a wrap fee program eligible to invest in the Fund pay fees to the program sponsor and should review the wrap program brochure provided by the sponsor for a discussion of fees and expenses charged.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks real after-tax return for separately managed account ("SMA") investors in wrap fee programs who are subject to federal income taxes. Real return is the rate of total return (including income and capital gains) after adjusting for inflation. The Fund is not designed as a stand-alone investment. Its performance and objectives should be evaluated only in the broader context of an SMA investor's account, of which an investment in the Fund is only a part.

The Fund pursues its objective by investing primarily in municipal securities that pay interest exempt from federal taxation and by using inflation protection derivatives instruments, such as inflation swap agreements, as described below. Municipal securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest in fixed-income securities with any maturity or duration and investment grade bonds subject to taxation if the Adviser determines that they offer higher after-tax returns than comparable municipal bonds. While the Fund currently expects to invest principally in investment grade securities, the Fund may invest without limit in fixed-income securities that are not investment grade ("junk bonds").

The Fund may make significant use of derivatives, including swaps, futures, options and forwards. To provide inflation protection, the Fund will enter into various kinds of inflation swap agreements. The Fund may use other inflation-protected instruments as well. Payments to the Fund pursuant to swap agreements will result in taxable income, either ordinary income or capital gains, rather than income exempt from federal taxation. Because the Fund is expected to be a significant vehicle for SMA investors to achieve inflation protection for some or all of their overall accounts, the Fund may at times seek a substantial amount of inflation protection and, consequently, may generate substantial taxable income. It is expected that the Fund's primary use of derivatives will be for the purposes of inflation protection.

The Fund may also invest in:

.  tender option bond transactions ("TOBs");

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  certain types of mortgage-related securities.

The Fund may make short sales of securities or maintain a short position, and may use other investment techniques. The Fund may use leverage for investment purposes to increase income through the use of the cash made available by TOBs and derivative instruments, such as interest rate swaps, to make other investments in accordance with its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly referred to as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state's municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Fund's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or acility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in   value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  DERIVATIVES RISK: The Fund's investments in derivatives, such as swaps, futures, options and forwards, may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments. The use of inflation protection derivatives to help meet the Fund's investment objective may not be successful.

.  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments, such as lower-rated securities, are difficult to purchase or sell, possibly preventing the Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Fund is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 3, 2011